Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Quoted market prices (Level 1) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	£ 91,813	£ 94,899
Financial liabilities, at fair value	(30,313)	(24,536)
Quoted market prices (Level 1) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	46,548	34,783
Financial liabilities, at fair value	(11,124)	(13,079)
Quoted market prices (Level 1) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	40,882	56,322
Financial liabilities, at fair value	(15,326)	(7,826)
Quoted market prices (Level 1) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9	8
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Quoted market prices (Level 1) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,374	3,786
Financial liabilities, at fair value	(3,863)	(3,631)
Quoted market prices (Level 1) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Observable inputs (Level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	442,901	411,165
Financial liabilities, at fair value	(447,742)	(419,197)
Observable inputs (Level 2) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(40,993)	(38,176)
Observable inputs (Level 2) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Observable inputs (Level 2) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,158	1,837
Financial liabilities, at fair value	(216)	(221)
Observable inputs (Level 2) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	58,559	49,853
Financial liabilities, at fair value	(15,792)	(13,116)
Observable inputs (Level 2) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	14,075	15,098
Financial liabilities, at fair value	(5,680)	(3,580)
Observable inputs (Level 2) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	12,933	1,491
Financial liabilities, at fair value	(32,709)	(7,377)
Observable inputs (Level 2) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	118,077	100,038
Financial liabilities, at fair value	(136,312)	(126,691)
Observable inputs (Level 2) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,014	5,710
Financial liabilities, at fair value	0	0
Observable inputs (Level 2) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,115	7,690
Financial liabilities, at fair value	(110)	(388)
Observable inputs (Level 2) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	1
Financial liabilities, at fair value	0	0
Observable inputs (Level 2) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	912	898
Financial liabilities, at fair value	(158)	(131)
Observable inputs (Level 2) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	125,423	150,325
Financial liabilities, at fair value	(119,168)	(143,890)
Observable inputs (Level 2) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	71,851	54,783
Financial liabilities, at fair value	(70,400)	(53,346)
Observable inputs (Level 2) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	9,532	11,163
Financial liabilities, at fair value	(9,332)	(11,312)
Observable inputs (Level 2) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,494	9,848
Financial liabilities, at fair value	(15,138)	(18,527)
Observable inputs (Level 2) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,758	2,430
Financial liabilities, at fair value	(1,734)	(2,442)
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	16,850	15,598
Financial liabilities, at fair value	(5,630)	(5,681)
Significant unobservable inputs (Level 3) [member] | Issued debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(289)	(214)
Significant unobservable inputs (Level 3) [member] | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	29
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	592	626
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Government and government sponsored debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	25	49
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Corporate debt [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	881	871
Financial liabilities, at fair value	0	(4)
Significant unobservable inputs (Level 3) [member] | Certificates of deposit, commercial paper and other money market instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(48)	(250)
Significant unobservable inputs (Level 3) [member] | Reverse repurchase and repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Non-asset-backed loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,740	6,657
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Equity cash products [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	139	112
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Private equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,088	817
Financial liabilities, at fair value	0	(16)
Significant unobservable inputs (Level 3) [member] | Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,319	1,103
Financial liabilities, at fair value	0	0
Significant unobservable inputs (Level 3) [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,362	2,718
Financial liabilities, at fair value	(2,747)	(2,867)
Significant unobservable inputs (Level 3) [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	126	160
Financial liabilities, at fair value	(146)	(124)
Significant unobservable inputs (Level 3) [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,151	1,386
Financial liabilities, at fair value	(226)	(240)
Significant unobservable inputs (Level 3) [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,425	1,064
Financial liabilities, at fair value	(2,172)	(1,961)
Significant unobservable inputs (Level 3) [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2	6
Financial liabilities, at fair value	£ (2)	£ (5)